SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION AND REVENUE ANALYSIS
SEGMENT INFORMATION AND REVENUE ANALYSIS

21.                              SEGMENT INFORMATION AND REVENUE ANALYSIS

The Group’s chief operating decision maker (“CODM”) is the Chief Executive Officer.  In 2009, the Group reorganized the basis on which the business is managed and hence the information that is provided to the CODM.  The business is now organized and monitored on the basis of strategic customers and geographic locations for other customers.  The CODM now reviews results analyzed by service line, by geographic location and/or by customer type.  This analysis is only presented at the revenue level with no allocation of direct or indirect costs.  Consequently, as of December 31, 2011 the Group has only one operating segment and all segment data for prior years has been presented in that basis.

The Group has internal reporting that does not distinguish between markets or segments.  The Group operates in Asia, North America, Europe, and all of the Group’s long-lived assets are located as follows:

	Years ended December 31,
	2009		2010		2011
	Net	Long-lived	Net	Long-lived	Net	Long-lived
	Revenues (1)	assets (2)	Revenues (1)	assets (2)	Revenues (1)	assets (2)

PRC and Hong Kong	$32,999	$20,226	$48,801	$21,991	$87,264	$37,405
Japan	24,694	612	39,033	2,076	47,671	1,996
United States	22,960	82	33,992	2,987	49,271	19,922
Europe	2,410	—	3,773	—	5,110	—
Asia South	8,393	1,457	20,980	7,140	29,673	8,549

Total	$91,456	$22,377	$146,579	$34,194	$218,989	$67,872

Note:

(1)           Net revenues are presented by operating location of the Group’s customer entities.

(2)                                 Long-lived assets are presented by the operating location of the subsidiaries of the Company.

The outsourced technology services provided by the Group include Infrastructure Technology Services (“ITS”), and Research and Development Services (“RDS”).  The net revenues consist of the following service lines:

	Years ended December 31,
	2009	2010	2011

ITS	$47,139	$76,824	$126,105
RDS	44,317	69,755	92,884

Total	$91,456	$146,579	$218,989